Significant accounting policies - Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shareholders' Equity	€ 21,850	€ 19,200	[1]	€ 20,266
Insurance contracts	123,454	115,328	[1]	110,848
Deferred tax liability	€ 1,227	529	[1]	€ 1,021
Previously stated [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shareholders' Equity		19,225			€ 20,288
Insurance contracts		115,294			110,818
Deferred tax liability		538			1,029
Changes in accounting policy due to liability adequacy testing
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shareholders' Equity		(26)			(23)
Insurance contracts		34			30
Deferred tax liability		(9)			(8)
As Restated [Member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shareholders' Equity		19,200			20,266
Insurance contracts		115,328			110,848
Deferred tax liability		€ 529			€ 1,021

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.